Common Stock (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Common Stock Details Narrative
Common stock issued during period	403,060	3,253,052
Common stock, authorized	100,000,000
Common stock, par value	$ 0.0001